Putnam
Capital
Appreciation
Fund

SEMIANNUAL REPORT
November 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Investors don't have to share manager Gerald Zukowski's love of the market to be enamored of Putnam Capital Appreciation Fund."

                          --  Morningstar Mutual Funds, September 26, 1997

* Putnam Capital Appreciation Fund's class A shares ranked 8 out of 125 capital appreciation funds (top 7%) tracked by Lipper Analytical Services for the 3-year period ended December 31, 1997. For the 1-year period, the fund's class A shares ranked 47 out of 231 (top 21%).*

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

23 Financial statements

* Lipper rankings are based on total return performance, vary over time, and do not include the effects of sales charges. For the 1-year period ended 12/31/97, the fund's class B and class M shares ranked 58 and 57, respectively, out of 231 capital appreciation funds. The fund was not ranked over longer periods. Past performance is no guarantee of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

A resurgence in small-company stocks and solid performance by some technology, pharmaceutical, and retail stocks contributed to another period of positive performance as Putnam Capital Appreciation Fund completed the first half of its fiscal year on November 30, 1997. The widespread disruption in global equity markets in October eroded some of the earlier gains, but on balance fund management remains optimistic about prospects for the fiscal year's second half.

I am pleased to announce the addition of William H. Miller to your fund's management team. Bill recently joined Putnam as a senior vice president and portfolio manager in the Core Growth Equity Group. He was previously associated with Delaware Management, Janney Montgomery Scott, and Rutherford, Brown & Catherwood. He has 15 years of investment experience.

In the following report, your fund's managers review performance during the first half of fiscal 1998 and comment on the outlook for the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 21, 1998



Report from the Fund Managers
Gerald S. Zukowski, lead manager
William H. Miller

A rebound for small-company stocks and turbulence in financial markets around the world were the underlying themes for the first half of Putnam Capital Appreciation Fund's fiscal year. Just after the semiannual period began, small-company growth stocks began to recover following an extended period of incredibly strong performance by blue-chip stocks. At the close of the period, however, this turnaround had been overshadowed by volatility in the stock market as a whole and turmoil in economies around the world, particularly in Southeast Asia.

Despite this rather blustery environment, your fund delivered solid returns, thanks to strategic stock picking and a hefty boost from small-company holdings. For the six months ended November 30, 1997, the fund's class A shares provided a total return of 16.47% at net asset value and 9.80% at public offering price. For complete performance information, please refer to the summary that begins on page 9.

Perhaps the most notable event for U.S. investors was the historic stock market selloff on October 27, when the Dow Jones Industrial Average dropped 554 points. This event, in large part a reaction to a dramatic plunge in Hong Kong's stock market, was considered by many experts to be a much-needed correction in a U.S. market that was overvalued. At the same time, it left the Dow index 13% below its August high and demonstrated for many investors the volatility inherent with equity investing. Indeed, another demonstration of that volatility came the very next day, when the Dow took a dramatic turn upward, soaring 337 points on October 28.

* RESURGENCE IN SMALL-COMPANY STOCKS BOOSTS PORTFOLIO

The bigger-is-better sentiment that had ruled the market for much of calendar 1997 cooled during the semiannual period as small-company stocks began moving back into favor. As the period began, we were dealing with the challenge of investing in a market that favored the stocks of large, established companies over growth-oriented small-company stocks -- and did so to such an extent that a small number of blue-chip stocks effectively dominated the market. Although your fund invests in a combination of small- and large-company stocks, we tend to look for growth potential outside the traditional market leaders. It is understandable, therefore, that the fund's fiscal 1998 got off to a relatively slow start.

By midsummer, however, small-company stocks had begun to reclaim market leadership. Investors were drawn to the earnings-growth potential of small companies, which were beginning to post better profits than the blue-chip giants. In September and October, the Russell 2000 Index, a measure of small-capitalization stocks, was reaching record highs.

A number of stocks in the fund's portfolio reaped the rewards of this small-cap comeback. Carbide/Graphite Group, Inc., for example, a manufacturer of industrial graphite and calcium carbide products, announced record earnings for its fiscal 1998 first quarter due to increased demand for its products. Complete Management, Inc., another of the fund's strong small-cap holdings, leases and manages offices and equipment for medical practices and has been rapidly expanding its client base. Its earnings and stock price have risen as a result. Another small company that contributed to performance was Steiner Leisure Limited, which provides spa services and personal care products aboard cruise ships. The company's revenues have grown as it continues to serve a growing number of ships. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS*]

TOP INDUSTRY SECTORS*

Real estate                12.1%

Insurance and finance      11.6%

Retail                      8.7%

Pharmaceuticals             8.1%

Transportation              5.1%

Footnote reads:
*Based on net assets as of 11/30/97. Holdings will vary over time.

* TECHNOLOGY SECTOR HAS ITS UPS AND DOWNS

The semiannual period was marked by continued volatility in the technology sector. On October 9, the NASDAQ Composite Index, a common measure of technology sector performance, reached its 47th record high of 1997. At the same time, technology stocks experienced their share of declines, especially toward the close of the period, when concerns escalated about the Southeast Asian financial crisis and its impact on earnings, especially for companies that provide products to Asian markets. While this environment has been difficult, we were pleased with the performance of many of the fund's technology holdings, notably Computer Associates and Adaptec. A developer and marketer of computer software, Computer Associates has seen a skyrocketing demand for its products as the popularity of the Internet grows. And despite recent troubles in Southeast Asia, the company is taking a long-term view, targeting India and China as key areas for expansion. Adaptec, another holding, provides technology to corporations that are building or expanding their computer system infrastructures.

A number of other sectors in the fund's portfolio followed the same pattern as technology stocks during the period. Pharmaceutical and oil services companies, for example, contributed greatly to performance during the period and yet were experiencing continued turbulence as we reached November.

* RETAIL HOLDINGS PROVE PROFITABLE

From drugstores to closeout bargain chains and department stores, the fund's retail stocks provided impressive performance during the period. Rite Aid Corporation, a chain of retail drug stores, and Quality Food Centers, owner of 147 retail supermarkets in the Puget Sound area of Washington state, were two examples. Pier 1 Imports, a retailer specializing in home furnishings, met with great success thanks to a strong housing market, remodeled stores, and a national television advertising campaign. Mac Frugal's Bargains Close-Outs, Inc., which sells closeout merchandise at discount prices, has also been an industry leader. Just after the close of the period, the company announced that it will merge with Consolidated Stores Corporation, the nation's largest closeout retailer. Your fund's investment in Federated Department Stores also proved profitable. This company operates more than 400 department stores, including Macy's and Bloomingdale's, and has been closing underperforming stores and focusing on markets with higher growth potential.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Warner-Lambert Co.
Pharmaceuticals

General Electric Co.
Electronics and electrical equipment

Rite Aid Corp.
Discount drug stores

Storage Technology Corp.
Computer equipment

ICN Pharmaceuticals, Inc.
Pharmaceuticals

Chase Manhattan Corp.
Banking and financial services

GATX Corp.
Transportation

Pitney Bowes, Inc.
Office equipment

Santa Fe International Corp.
Oil well services and equipment

Computer Associates International, Inc.
Computer software

* MORE VOLATILITY LIKELY; CONTINUED FOCUS ON STOCK SELECTION

As the fiscal year began, we reflected on the outstanding year that had just passed and cautioned that the market was likely to experience setbacks. Indeed, we witnessed a few of those setbacks over the last six months, and we remain prepared for short-term volatility during the second half of fiscal '98. Nevertheless, we will continue to focus on careful stock selection, emphasizing earnings growth potential, attractive values, and a long-term outlook.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Capital Appreciation Fund is designed for investors seeking capital gain through investments in equities chosen for their growth potential.

TOTAL RETURN FOR PERIODS ENDED 11/30/97

                         Class A          Class B         Class M
(inception date)         (8/5/93)        (11/2/94)       (1/22/96)
                       NAV     POP     NAV     CDSC     NAV     POP
------------------------------------------------------------------------------
6 months             16.47%   9.80%  16.03%   11.03%  16.17%  12.07%
------------------------------------------------------------------------------
1 year               31.55   24.02   30.57    25.57   30.88   26.31
------------------------------------------------------------------------------
3 years             129.83  116.60  124.55   121.55  126.25  118.29
Annual average       31.97   29.39   30.95    30.36   31.28   29.72
------------------------------------------------------------------------------
Life of fund        190.47  173.78  181.17   179.17  183.89  174.06
Annual average       28.00   26.26   27.04    26.83   27.32   26.29
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/97

                                   Standard &
                                     Poor's         Consumer
                                   500 Index       Price Index
------------------------------------------------------------------------------
6 months                            13.57%           0.87%
------------------------------------------------------------------------------
1 year                              28.50            1.83
------------------------------------------------------------------------------
3 years                            124.96            7.88
Annual average                      31.02            2.56
------------------------------------------------------------------------------
Life of fund                       136.69           11.84
Annual average                      21.99            2.62
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 11/30/97

                                Class A      Class B    Class M
------------------------------------------------------------------------------
Distributions (number)            --          --          --
------------------------------------------------------------------------------
Income                            --          --          --
------------------------------------------------------------------------------
Capital gains                     --          --          --
------------------------------------------------------------------------------
Share value:                 NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
5/31/97                   $18.76  $19.90  $18.59  $18.62  $19.30
------------------------------------------------------------------------------
11/30/97                   21.85   23.18   21.57   21.63   22.41
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/97
(most recent calendar quarter)

                          Class A         Class B          Class M
(inception date)         (8/5/93)        (11/2/94)        (1/22/96)
                       NAV     POP     NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months             11.86%   5.44%  11.46%    6.46%   11.60%   7.69%
------------------------------------------------------------------------------
1 year               29.77   22.28   28.81    23.81    29.18   24.68
------------------------------------------------------------------------------
3 years             127.11  114.12  121.94   118.94   123.49  115.68
Annual average       31.45   28.89   30.44    29.85    30.74   29.20
------------------------------------------------------------------------------
Life of fund        193.10  176.26  183.60   181.60   186.37  176.46
Annual average       27.61   25.91   26.66    26.46    26.94   25.93
------------------------------------------------------------------------------

All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Please see the preceding page for the method of performance calculation.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and does not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Portfolio of investments owned
November 30, 1997 (Unaudited)


COMMON STOCKS (92.8%) *
NUMBER OF SHARES                                                                                       VALUE

Automotive (1.4%)
------------------------------------------------------------------------------------------------------------
        170,000  Dana Corp.                                                                   $    7,947,500
        205,000  Exide Corp.                                                                       4,894,375
        217,000  Ford Motor Co.                                                                    9,331,000
         79,000  Keystone Automotive Industries, Inc.                                              1,831,813
         80,000  Lear Corp. +                                                                      3,745,000
         50,000  Snap-On, Inc.                                                                     2,196,875
                                                                                              --------------
                                                                                                  29,946,563

Basic Industrial Products (2.9%)
------------------------------------------------------------------------------------------------------------
        210,000  Deere (John) & Co.                                                               11,510,625
        470,000  Owens-Illinois, Inc. +                                                           15,921,250
        285,000  Parker-Hannifin Corp.                                                            12,682,500
        335,000  Sundstrand Corp.                                                                 17,189,688
         97,100  TransTechnology Corp.                                                             2,621,700
                                                                                              --------------
                                                                                                  59,925,763

Biotechnology (0.3%)
------------------------------------------------------------------------------------------------------------
        300,000  Chiron Corp. +                                                                    5,456,250

Broadcasting (0.2%)
------------------------------------------------------------------------------------------------------------
        179,600  TV Azteca, S.A. de C.V. (Mexico)                                                  3,715,475

Building and Construction (0.6%)
------------------------------------------------------------------------------------------------------------
         60,000  Congoleum Corp. Class A +                                                           611,250
        195,800  Dayton Superior Corp. +                                                           3,328,600
      1,400,000  DBS Land Ltd. (Singapore)                                                         2,381,670
         78,600  Group Maintenance America Corp.                                                   1,100,400
        200,000  Fortress Group, Inc.                                                                825,000
         92,700  Hospitality Worldwide Services, Inc.                                              1,112,400
        172,000  Southern Energy Homes, Inc. +                                                     1,591,000
         58,100  Westower Corp.                                                                      617,313
                                                                                              --------------
                                                                                                  11,567,633

Business Equipment and Services (3.9%)
------------------------------------------------------------------------------------------------------------
        204,000  Adaptec, Inc. +                                                                  10,098,000
         79,000  Applied Extrusion Technologies, Inc. +                                              617,188
        140,000  Corrpro Cos., Inc. +                                                              1,977,500
        126,600  ErgoBilt, Inc. +                                                                  1,471,725
         31,742  Fiserv, Inc. +                                                                    1,539,487
        180,000  Ikon Office Solutions, Inc.                                                       5,478,750
         57,600  Industrial Distribution Group, Inc.                                               1,112,400
         32,100  JLK Direct Distribution, Inc.                                                       912,844
         79,300  JP Foodservice, Inc. +                                                            2,334,394
        111,000  Lazare Kaplan International, Inc. +                                               1,581,750
         67,400  Personnel Group of America, Inc. +                                                2,464,313
         60,000  PIA Merchandising Services, Inc. +                                                  420,000
        297,000  Pitney Bowes, Inc.                                                               24,966,563
        263,000  Shorewood Packaging Corp. +                                                       6,344,875
        219,700  Unidigital, Inc. +[SECTION MARK]                                                  1,647,750
        220,000  Xerox Corp.                                                                      17,091,250
                                                                                              --------------
                                                                                                  80,058,789

Chemicals (1.2%)
------------------------------------------------------------------------------------------------------------
        163,000  Agrium, Inc. (Canada)                                                             1,650,375
        170,000  Carbide/Graphite Group, Inc. +                                                    6,566,250
         25,750  Ciba Specialty Chemicals 144A ADR (Switzerland) +                                 1,370,412
        115,000  MacDermid, Inc.                                                                   8,222,500
        110,000  Olin Corp.                                                                        5,445,000
         36,000  W.R. Grace & Co.                                                                  2,619,000
                                                                                              --------------
                                                                                                  25,873,537

Computer Services and Software (3.7%)
------------------------------------------------------------------------------------------------------------
        160,000  3Com Corp. +                                                                      5,800,000
        341,100  4Front Software International, Inc. +[SECTION MARK]                               2,941,988
        200,000  Bell Microproducts, Inc. +                                                        1,700,000
        314,450  CHS Electronics, Inc. +                                                           5,935,244
        442,500  Computer Associates Intl., Inc.                                                  23,037,656
         33,100  En Pointe Technologies, Inc. +                                                      517,188
        268,700  Integrated Technology USA +                                                         436,638
         50,000  National Computer Systems, Inc.                                                   1,825,000
        106,000  Pairgain Technologies, Inc. +                                                     2,504,250
         50,000  Parametric Technology Corp. +                                                     2,528,125
        442,200  Pioneer-Standard Electronics, Inc.                                                7,268,663
        237,000  Pomeroy Computer Resources, Inc. +                                                5,925,000
        160,400  QuadraMed Corp.                                                                   4,190,450
        120,000  Sterling Commerce, Inc. +                                                         4,170,000
        160,000  Sterling Software, Inc. +                                                         5,860,000
        106,700  UBICS, Inc.                                                                       1,560,488
                                                                                              --------------
                                                                                                  76,200,690

Computer Equipment (1.5%)
------------------------------------------------------------------------------------------------------------
        100,000  HMT Technology Corp.                                                              1,312,500
        455,000  Storage Technology Corp. +                                                       29,375,916
                                                                                              --------------
                                                                                                  30,688,416

Conglomerates (0.7%)
------------------------------------------------------------------------------------------------------------
        545,000  Ogden Corp.                                                                      14,510,625

Consumer Durables (0.1%)
------------------------------------------------------------------------------------------------------------
         96,450  Acorn Products, Inc.                                                              1,121,231
        158,000  Home Security International, Inc.                                                 1,698,500
                                                                                              --------------
                                                                                                   2,819,731

Consumer Non Durables (2.3%)
------------------------------------------------------------------------------------------------------------
        148,000  American Pad & Paper Co. +                                                        2,146,000
        134,700  Dimon, Inc.                                                                       3,367,500
        200,000  Donnkenny, Inc. +                                                                   675,000
        140,000  Kellwood Co.                                                                      4,803,750
        100,000  Kimberly-Clark Corp.                                                              5,206,250
        140,000  Lewis Galoob Toys, Inc. +                                                         1,662,500
        130,000  Newell Co.                                                                        5,305,625
        208,000  Nu Skin Asia Pacific, Inc. Class A +                                              4,160,000
         60,000  OroAmerica, Inc. +                                                                  330,000
        173,955  Standard Commercial Corp. +                                                       3,022,468
        130,000  Styling Technology Corp. +                                                        2,015,000
        209,000  Swisher International Group, Inc. Class A +                                       3,239,500
        104,100  Toy Biz, Inc. +                                                                     936,900
        152,000  Ultrafem, Inc. +                                                                    589,000
         98,000  Wesley Jessen VisionCare, Inc. +                                                  3,013,500
        158,000  Westpoint Stevens, Inc. +                                                         6,300,250
                                                                                              --------------
                                                                                                  46,773,243

Consumer Related (0.7%)
------------------------------------------------------------------------------------------------------------
        210,000  Adidas AG 144A (Germany)+                                                        14,752,500

Consumer Services (2.5%)
------------------------------------------------------------------------------------------------------------
        350,000  Aeroporti di Roma SPA (Italy)                                                     3,340,575
        127,500  Avis Europe PLC 144A ADR (United Kingdom)                                         3,299,063
         88,000  Avis Rent A Car, Inc.                                                             2,953,500
         95,000  Bonded Motors, Inc. +                                                               760,000
        180,000  CUC International, Inc. +                                                         5,175,000
         97,400  Hertz Corp. Class A                                                               3,841,213
         55,500  Hillenbrand Industries, Inc.                                                      2,473,219
         64,000  Millennium & Copthorne Hotels PLC 144A ADR
                   (United Kingdom)                                                                1,664,000
        100,000  Norwood Promotional Products, Inc. +                                              1,487,500
        194,700  Pittston Brink's Group                                                            7,130,888
        100,000  Planet Hollywood International, Inc. Class A +                                    1,487,500
         58,578  Service Corp. International                                                       2,141,758
         22,500  Sight Resource Corp. +                                                              104,063
        123,050  Star Buffet, Inc. +                                                               1,607,341
        150,000  Steiner Leisure Ltd. +                                                            4,312,500
        267,000  Young Broadcasting Corp. Class A +                                                9,712,125
                                                                                              --------------
                                                                                                  51,490,245

Electronics and Electrical Equipment (4.2%)
------------------------------------------------------------------------------------------------------------
        112,350  Asia Electronics Holding Co. +                                                      842,625
         14,600  Benchmark Electronics, Inc. +                                                       410,625
        240,000  Ericsson (L. M.) Telephone Co. ADR Class B (Sweden)+                              9,705,000
        620,000  General Electric Co.                                                             45,725,000
        215,000  Honeywell, Inc.                                                                  14,082,500
         48,400  International Manufacturing Services, Inc.+                                         490,050
         37,950  Optek Technology, Inc. +                                                            730,538
        110,000  QLogic Corp. +                                                                    3,643,750
         15,000  Semtech Corp. +                                                                     727,500
        478,000  Vishay Intertechnology, Inc. +                                                   10,127,625
                                                                                              --------------
                                                                                                  86,485,213

Energy-Related (3.1%)
------------------------------------------------------------------------------------------------------------
         61,000  Baker Hughes, Inc.                                                                2,554,375
      1,275,000  Calpine Corp. +[SECTION MARK]                                                    18,806,250
         95,700  Companie Generale de Geophysique, S.A. ADR (France) +                             2,069,513
         60,000  Core Laboratories N.V. +                                                          2,175,000
         78,900  Dailey Petroleum Services Corp. +                                                   907,350
         65,700  Dawson Production Services, Inc. +                                                1,379,700
        195,000  Falcon Drilling Co., Inc. +                                                       6,288,750
        541,000  Manalta Coal Income Trust (Canada) +                                              1,633,867
        250,400  Mapco, Inc.                                                                      10,798,500
        649,400  Newpark Resources, Inc. +                                                        12,947,413
        140,000  Precision Drilling Corp. (Canada) +                                               3,605,000
         93,500  U. S. Energy Systems, Inc. +                                                        292,188
         40,600  Veritas DGC, Inc. +                                                               1,624,000
                                                                                              --------------
                                                                                                  65,081,906

Environmental Control (2.7%)
------------------------------------------------------------------------------------------------------------
        142,200  Allied Waste Industries, Inc. +                                                   3,110,625
        120,000  Browning-Ferris Industries, Inc.                                                  4,282,500
        212,000  Commodore Applied Technologies, Inc. +                                              357,750
        274,200  Commodore Separation Technologies, Inc. +                                           891,150
      1,336,800  Philip Services Corp. (Canada) +                                                 21,138,150
        500,000  USA Waste Services, Inc. +                                                       16,531,250
         28,950  Waste Industries, Inc. +                                                            575,381
        270,000  Waste Management, Inc. +                                                          6,648,750
        211,900  Wheelabrator Technologies, Inc. +                                                 3,218,231
                                                                                              --------------
                                                                                                  56,753,787

Food and Beverages (3.0%)
------------------------------------------------------------------------------------------------------------
        143,600  Authentic Specialty Foods, Inc. +                                                 1,418,050
         41,500  Beringer Wine Estates Holdings, Inc. +                                            1,348,750
        203,700  Chiquita Brands International, Inc.                                               3,450,169
        160,000  Dole Food Co.                                                                     7,900,000
      1,500,000  Foster's Brewing Group Ltd. (Australia)                                           2,766,639
        270,000  IBP, Inc.                                                                         6,159,375
        560,000  PepsiCo, Inc.                                                                    20,650,000
        340,000  Sara Lee Corp.                                                                   17,977,500
         71,500  Scheid Vineyards, Inc. Class A +                                                    715,000
                                                                                              --------------
                                                                                                  62,385,483
Health Care (1.9%)
------------------------------------------------------------------------------------------------------------
        761,000  Complete Management, Inc. +[SECTION MARK]                                        12,651,625
        617,000  Epitope, Inc. +                                                                   3,740,563
        170,000  Foundation Health Systems, Inc. Class A +                                         4,770,625
        610,000  MedPartners, Inc. +                                                              15,097,500
        173,100  Omega Orthodontics, Inc. +                                                          649,126
         38,800  Priority Healthcare Corp.Class B                                                    606,250
         38,700  Wellpoint Health Networks, Inc. +                                                 1,780,200
                                                                                              --------------
                                                                                                  39,295,889

Information Systems (0.3%)
------------------------------------------------------------------------------------------------------------
         75,100  Galileo International, Inc. +                                                     2,013,619
        200,000  Metrika Systems Corp. +                                                           2,950,000
        189,800  OptiSystems Solutions Ltd. +                                                      1,221,838
         16,600  Securacom, Inc. +                                                                   172,225
                                                                                              --------------
                                                                                                   6,357,682

Insurance and Finance (11.2%)
------------------------------------------------------------------------------------------------------------
         98,700  Affiliated Managers Group, Inc. +                                                 2,467,500
         65,000  American Capital Strategies, Ltd. +                                               1,202,500
        128,000  American Express Co.                                                             10,096,000
        160,500  ARM Financial Group, Inc.                                                         3,260,156
        241,600  Banco BHIF ADR (Chile) +                                                          4,167,600
        450,000  Banco de A. Edwards ADR (Chile) +                                                 7,875,000
        210,200  Banco De Galicia y Buenos Aires ADR S.A. de C.V. ADR
                   Class B (Argentina)                                                             4,939,700
        331,200  Banco Rio de La Plata S.A. ADR (Argentina) +                                      4,160,700
        130,000  BankAmerica Corp.                                                                 9,490,000
         27,000  BankBoston Corp.                                                                  2,406,375
        260,000  Chase Manhattan Corp.                                                            28,242,500
         50,000  Citicorp                                                                          5,996,875
        264,730  Conseco, Inc.                                                                    12,326,491
        243,100  Consolidated Capital Corp. +                                                      4,998,744
        194,038  Credit Depot Corp. +                                                                315,312
         35,100  Emergent Group, Inc. +                                                              465,075
         80,000  Federal National Mortgage Association                                             4,225,000
        210,000  First Chicago NBD Corp.                                                          16,432,500
         92,300  First Union Corp.                                                                 4,499,625
        162,000  Fremont General Corp.                                                             7,452,000
        215,400  Granite Financial, Inc. +                                                         3,527,175
        173,600  Hartford Life, Inc. Class A                                                       6,661,900
        133,600  Homeside, Inc. +                                                                  3,665,650
        500,000  Long Beach Financial Corp. +                                                      5,375,000
         90,000  Merrill Lynch & Co., Inc.                                                         6,316,875
         17,550  Morgan Stanley, Dean Witter, Discover and Co.                                       953,184
         80,000  National Australia Bank, Ltd. ADR (Australia)                                     5,335,000
         54,400  National Auto Finance Co., Inc. +                                                   204,000
         80,000  NationsBank Corp.                                                                 4,805,000
         80,000  Nationwide Financial Services, Inc. Class A +                                     2,735,000
        149,650  Preferred Employers Holdings, Inc. +                                              1,178,494
        100,000  Reliance Group Holdings, Inc.                                                     1,275,000
         35,700  Rockford Industries, Inc. +                                                         305,681
         75,000  SLM Holding Corp.                                                                 9,684,375
        142,000  Symons International Group, Inc. +                                                2,644,750
        422,500  The CIT Group, Inc. +                                                            12,833,438
        156,000  The PMI Group, Inc.                                                              10,140,000
        164,811  Titan Holdings, Inc.                                                              3,481,632
        256,800  Ugly Duckling Corp. +                                                             2,311,200
         47,850  Uniao de Bancos Brasileiros S.A. (Unibanco) GDR
                   (Brazil) +                                                                      1,375,688
         50,000  Union Acceptance Corp. Class A +                                                    284,375
        210,400  UnionAmerica Holdings PLC ADR (United Kingdom)                                    4,208,000
        130,000  United Asset Management Corp.                                                     3,388,125
          2,000  United Bank of Switzerland (Switzerland)                                          2,545,047
         50,000  Wilshire Financial Services Group, Inc. +                                         1,350,000
                                                                                              --------------
                                                                                                 231,604,242

Metals and Mining (2.4%)
------------------------------------------------------------------------------------------------------------
        113,000  Freeport-McMoRan Copper & Gold Co., Inc. Class B                                  2,365,938
        285,700  Metals USA, Inc. +                                                                4,071,225
         40,000  Minerals Technologies, Inc.                                                       1,750,000
        100,000  Northwest Pipe Co. +                                                              2,275,000
        213,500  Novamerican Steel, Inc. +                                                         2,668,750
        336,300  NS Group, Inc. +                                                                  6,305,625
        523,500  RMI Titanium Co. +                                                               12,433,125
        166,400  Schuff Steel Co. +                                                                1,840,800
        350,300  Titanium Metals Corp. +                                                          10,815,513
        280,000  Zeigler Coal Holding Co.                                                          4,445,000
                                                                                              --------------
                                                                                                  48,970,976

Oil and Gas (4.7%)
------------------------------------------------------------------------------------------------------------
      1,800,000  Abacan Resource Corp. (Canada) +                                                  4,162,500
      1,300,000  Arakis Energy Corp. +                                                             3,818,750
        350,000  Canadian Fracmaster, Ltd. (Canada) +                                              2,704,031
         30,000  Canadian Fracmaster, Ltd. 144A (Canada) +                                           233,881
        100,000  Domain Energy Corp. +                                                             1,662,500
         37,800  Eagle Geophysical, Inc. +                                                           614,250
        100,000  Edge Petroleum Corp. +                                                            1,362,500
        266,972  Enron Corp.                                                                      10,345,157
         43,900  Ente Nazionale Idrocarburi S.P.A. (ENI) ADR (Italy)                               2,548,944
        144,200  Fortune Natural Resources Corp. +                                                   396,550
          6,900  Hanover Compressor Co. +                                                            144,900
         72,600  Petroglyph Energy, Inc. +                                                           798,600
        150,000  Petroleo Brasileiro S/A-Petrobras ADR (Brazil) +                                  3,281,250
         80,000  Pride International, Inc. +                                                       2,210,000
        154,000  Reading & Bates Corp. +                                                           5,909,750
        565,000  Santa Fe International Corp.                                                     23,694,688
        320,000  Seitel, Inc. +                                                                   12,320,000
        200,000  Sonat, Inc.                                                                       8,712,500
        100,000  Southern Mineral Corp. +                                                            625,000
        300,000  Ultramar Diamond Shamrock Corp.                                                   9,131,250
         98,900  UTI Energy Corp. +                                                                2,769,200
         95,800  Virginia Gas Co.                                                                    802,325
                                                                                              --------------
                                                                                                  98,248,526

Paper and Forest Products (0.5%)
------------------------------------------------------------------------------------------------------------
        280,000  Fort James Corp.                                                                 10,955,000

Pharmaceuticals (8.1%)
------------------------------------------------------------------------------------------------------------
        559,333  Astra AB ADR Class A (Sweden)                                                     9,508,661
        102,500  Euromed, Inc. +                                                                      28,828
        591,200  ICN Pharmaceuticals, Inc.                                                        29,227,450
        164,000  Lilly (Eli) & Co.                                                                10,342,250
        161,200  Maxim Pharmaceuticals, Inc. +                                                     2,518,750
        198,000  Merck & Co., Inc.                                                                18,723,375
        250,000  North American Vaccine, Inc. +                                                    6,250,000
        200,000  Pfizer, Inc.                                                                     14,550,000
        200,000  Pharmacia & Upjohn, Inc.                                                          6,750,000
        260,000  Schering-Plough Corp.                                                            16,298,750
        165,000  Teva Pharmaceutical Industries Ltd. ADR (Israel)                                  8,167,500
        330,000  Warner-Lambert Co.                                                               46,158,750
                                                                                              --------------
                                                                                                 168,524,314

Publishing (0.3%)
------------------------------------------------------------------------------------------------------------
        245,000  Journal Register Co. +                                                            4,149,688
        110,000  World Color Press, Inc.                                                           2,942,500
                                                                                              --------------
                                                                                                   7,092,188

Real Estate (12.0%)
------------------------------------------------------------------------------------------------------------
        306,000  Alexander Haagen Properties, Inc. (R)                                             5,316,750
         64,400  Alexandria Real Estate Equities, Inc. (R)+                                        2,004,450
        491,000  American Residential Investment Trust, Inc. (R)                                   7,334,313
         87,100  Annaly Mortgage Management, Inc. (R)                                                936,325
        426,000  Apartment Investment & Management Co. Class A (R)                                15,069,750
        250,000  Avista Real Estate Investment Trust (Canada) (R)                                  1,123,753
         75,000  Bentall Corp. (Canada)                                                            1,066,688
        486,850  Boston Properties, Inc.                                                          15,883,481
        150,000  Brookfield Properties Corp. (Canada)                                              2,502,107
        213,900  Burnham Pacific Properties, Inc. (R)                                              3,061,444
         43,600  Cadillac Fairview Corp. (Canada)                                                  1,032,775
        184,000  Capstone Capital Trust, Inc. (R)                                                  4,347,000
        485,700  Captec Net Lease Realty, Inc. (R) +                                               8,256,900
        500,000  CCA Prison Realty Trust (R)                                                      17,812,500
        135,700  Commercial Net Lease Realty, Inc. (R)                                             2,188,163
        385,000  Cornerstone Properties, Inc. (R)                                                  7,435,313
        320,000  CRIIMI MAE, Inc. (R)                                                              4,740,000
        220,000  Engel General Developers Ltd.                                                     1,842,500
        144,600  Equity Inns, Inc. (R)                                                             2,196,113
         18,750  Equity Residential Properties Trust (R)                                             937,500
         60,000  Equity Office Properties Trust (R)                                                1,946,250
         95,300  Excel Realty Trust, Inc. (R)                                                      2,906,650
        100,000  First Industrial Realty Trust, Inc. (R)                                           3,531,250
         65,000  First Washington Realty Trust, Inc. (R)                                           1,637,188
        270,000  Glenborough Realty Trust, Inc.                                                    7,290,000
        278,600  Hanover Capital Mortgage Holdings, Inc. (R) +                                     4,736,200
        230,000  Healthcare Realty Trust, Inc. (R)                                                 6,727,500
        320,000  Horizon Group, Inc. (R)                                                           3,800,000
        193,800  Imperial Credit Commercial Mortgage Investment
                   Corp. (R) +                                                                     3,028,125
        280,000  INMC Mortgage Holdings, Inc. (R)                                                  6,352,500
        264,000  Innkeepers USA Trust (R)                                                          4,240,500
        117,600  Kilroy Realty Corp. (R) +                                                         3,087,000
        194,500  LASER Mortgage Management, Inc. (R) +                                             2,868,875
        152,000  Lexington Corporate Properties, Inc. (R)                                          2,213,500
        105,300  Malan Realty Investors, Inc. (R)                                                  1,895,400
        111,400  Mid Atlantic Realty Trust (R)                                                     1,531,750
        122,200  Mills Corp. (R)                                                                   3,383,413
         55,000  National Health Investors, Inc. (R)                                               2,186,250
        303,600  Novastar Financial, Inc. (R)                                                      5,388,900
        205,000  Nursing Home Properties PLC (United Kingdom)                                        439,315
         40,000  Omega Healthcare Investors, Inc. (R)                                              1,447,500
        216,400  Pan Pacific Retal Properties, Inc. (R)                                            4,436,200
        777,100  Prime Retail, Inc. (R)                                                           11,219,381
         62,500  Public Storage, Inc. (R)                                                          1,726,563
         72,000  Regency Realty Corp. (R)                                                          1,912,500
        240,000  RFS Hotel Investors, Inc. (R)                                                     4,560,000
        286,100  Security Capital Group, Inc. +                                                    9,190,963
        130,000  Sizeler Property Investments, Inc. (R)                                            1,291,875
        230,300  SL Green Realty Corp. (R)                                                         5,987,800
        108,800  Starwood Lodging Trust (R)                                                        5,834,400
        600,800  Sunstone Hotel Investors, Inc. (R)                                               10,551,550
        213,900  Thornburg Mortgage Asset Corp. (R)                                                4,197,788
        198,500  Tower Realty Trust, Inc. (R) +                                                    4,838,438
         25,000  Town & Country Trust (R)                                                            443,750
        123,100  Vornado Realty Trust (R)                                                          5,516,419
        113,900  Winston Hotels (R)                                                                1,594,600
                                                                                              --------------
                                                                                                 249,028,118

Recreation (0.5%)
------------------------------------------------------------------------------------------------------------
        157,900  Audio Book Club, Inc.+                                                            1,085,563
         57,700  RockShox, Inc. +                                                                    486,844
        165,500  Royal Caribbean Cruises Ltd.                                                      7,944,000
                                                                                              --------------
                                                                                                   9,516,407

Retail (8.7%)
------------------------------------------------------------------------------------------------------------
         60,000  99 Cents Only Stores +                                                            2,163,750
         24,300  A.C. Moore Arts & Crafts, Inc. +                                                    364,500
        180,000  BJ's Wholesale Club, Inc. +                                                       5,242,500
        180,000  Claire's Stores, Inc.                                                             4,072,500
        207,800  Club Monaco Inc. 144A (Canada) +                                                  2,320,565
        216,500  Cole National Corp. Class A +                                                     7,469,250
         73,000  Cost Plus, Inc. +                                                                 2,418,125
        123,600  Cross-Continent Auto Retailers, Inc. +                                            1,135,575
        146,450  Distribucion y Servicio D&S S.A. ADR (Chile)+                                     2,553,722
        115,625  Dollar General Corp.                                                              4,350,391
        265,000  Duckwall-Alco Stores, Inc. +[SECTION MARK]                                        4,057,813
        199,100  Fabri-Centers of America Class A +                                                4,168,656
        281,200  Federated Department Stores, Inc. +                                              12,812,175
        200,000  Friendly Ice Cream Corp.                                                          3,200,000
        110,300  Giant Food, Inc.                                                                  3,722,625
        279,000  InterTAN, Inc. +                                                                  1,586,813
        510,000  Intimate Brands, Inc.                                                            11,443,125
        166,041  Limited, Inc. (The)                                                               3,995,362
        350,000  Lowe's Cos., Inc.                                                                16,078,125
        208,000  Mac Frugals Bargains Close-Outs, Inc. +                                           8,918,000
        310,500  Officemax, Inc. +                                                                 4,366,406
        418,800  Pier 1 Imports, Inc.                                                              9,370,650
        252,000  Quality Food Centers, Inc. +                                                     15,828,750
        470,000  Rite Aid Corp.                                                                   30,902,500
        125,000  Tiffany & Co.                                                                     4,765,625
        290,000  Wal-Mart Stores, Inc.                                                            11,581,875
        896,000  West Coast Entertainment Corp. +                                                  1,512,000
                                                                                              --------------
                                                                                                 180,401,378

Specialty Consumer Products (0.3%)
------------------------------------------------------------------------------------------------------------
        170,000  Gucci Group N.V. (Italy)                                                          6,916,875

Telecommunications (0.3%)
------------------------------------------------------------------------------------------------------------
         33,000  @Entertainment, Inc. +                                                              358,875
         52,000  Inter-Tel, Inc. +                                                                 1,092,000
        568,300  Ionica Group PLC (United Kingdom) +                                               1,150,739
         62,300  ITC Deltacom, Inc.                                                                  879,988
        345,100  PhoneTel Technologies, Inc. +                                                       862,750
         53,200  STARTEC Global Communications Corp. +                                               851,200
                                                                                              --------------
                                                                                                   5,195,552

Textiles (0.2%)
------------------------------------------------------------------------------------------------------------
        200,000  Quaker Fabric Corp. +                                                             3,925,000
         38,950  Novel Denim Holdings Ltd. (Hong Kong)                                               886,113
                                                                                              --------------
                                                                                                   4,811,113

Transportation (4.5%)
------------------------------------------------------------------------------------------------------------
        119,700  Airborne Freight Corp.                                                            7,623,394
        236,000  AirNet Systems, Inc. +                                                            4,779,000
        425,000  GATX Corp.                                                                       25,818,750
         68,200  International Total Services, Inc. +                                              1,057,100
        267,562  KLM Royal Dutch Air Lines NV (Netherlands)                                        9,632,232
        255,000  MIF Ltd. (Norway) +                                                               4,431,145
        160,000  Northwest Airlines Corp. Class A +                                                6,640,000
        290,000  Pittston Burlington Group                                                         7,993,125
        116,000  Sea Containers, Ltd. Class A                                                      3,632,250
         91,400  Simon Transportation Services, Inc. +                                             2,102,200
        311,600  Stolt-Nielsen S.A. ADR +                                                          7,322,600
         53,400  Swift Transportation Co., Inc. +                                                  1,481,850
        230,900  The Cronos Group +                                                                1,500,850
         97,000  Transport Corp. of America +                                                      1,564,125
        220,400  Tranz Rail Holdings Ltd. ADR (New Zealand) +                                      2,865,200
      1,539,337  Ugland International Holdings PLC (United Kingdom) +                              2,103,957
        100,000  USFreightways Corp.                                                               3,075,000
                                                                                              --------------
                                                                                                  93,622,778

Utilities (1.9%)
------------------------------------------------------------------------------------------------------------
        106,400  Baltimore Gas & Electric Co.                                                      3,265,150
         22,000  GTE Corp. +                                                                       1,112,375
         66,000  Pacific Enterprises                                                               2,334,750
        216,000  SBC Communications, Inc.                                                         15,727,500
        237,100  Sprint Corp.                                                                     13,885,169
         50,000  US West Communications, Inc.                                                      2,259,376
                                                                                              --------------
                                                                                                  38,584,320
                                                                                              --------------
                 Total Common Stocks (cost $1,594,109,564)                                    $1,923,611,207

CONVERTIBLE BONDS AND NOTES (1.1%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
       $875,000  Complete Management, Inc. cv. sub. deb. 8s, 2003                             $    1,009,531
        500,000  Emerson Radio Corp. 144A cv. sr. sub. deb 8 1/2s, 2002                              310,000
      3,850,000  HMT Technology Corp. 144A cv. sub. notes 5 3/4s, 2004                             3,407,250
        500,000  Omega Healthcare Investors, Inc. cv. sub. deb. 8 1/2s, 2001                         640,625
        465,000  Pioneer Financial Services, Inc. cv. sub. notes 6 1/2s, 2003                        811,425
        850,000  Southern Mineral Corp. cv. deb. 6 7/8s, 2007                                        839,375
      3,300,000  USA Waste Services, Inc. cv. sub. notes 4s, 2002                                  3,386,625
     10,000,000  World Airways, Inc. 144A cv. sub. deb. 8s, 2004                                   9,900,000
      1,200,000  Youth Services International, Inc. cv. sub. deb. 7s, 2006                         1,489,500
                                                                                              --------------
                 Total Convertible Bonds and Notes (cost $21,505,000)                         $   21,794,331
------------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (1.0%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         56,300  Commodore Separation Technologies, Inc. $ 1.00 cv. pfd.                       $     337,800
         16,400  Continental Airlines 144A $ 4.25 cv. pfd.                                         1,613,350
         29,800  CRIIMI MAE Inc. Ser. B, $ 2.719 cv. pfd.                                          1,005,750
        259,000  National Australia Bank Ltd. $ 1.969 cv. pfd.                                     7,284,375
         12,900  Sea Containers Ltd. $12.5 cv. pfd.                                                  703,050
        320,000  WBK STRYPES Trust $3.15 cv. pfd.                                                 10,440,000
                                                                                              --------------
                 Total Convertible Preferred Stocks (cost $19,679,930)                        $   21,384,325
------------------------------------------------------------------------------------------------------------

WARRANTS (0.1%) +*                                                             Expiration
NUMBER OF WARRANTS                                                             Date                    VALUE
------------------------------------------------------------------------------------------------------------
        166,000  Commodore Applied Technology                                  6/28/01         $     103,750
        190,000  Commodore Separation Technology, Inc.                         4/3/02                237,500
         75,000  Credit Depot Corp.                                            10/10/99                    8
        151,700  Integrated Technology USA                                     10/2/00                14,222
         13,000  Maxim Pharmaceuticals, Inc.                                   7/10/01                86,125
        173,100  Omega Orthodontics, Inc.                                      9/30/02               140,644
        189,800  Optisytems Solutions, Inc.                                    6/12/02               308,425
         88,500  U. S. Energy Systems, Inc.                                    12/21/01               60,844
         58,100  Westower Corp.                                                11/15/02              232,400
                                                                                              --------------
                 Total Warrants (cost $126,260)                                               $    1,183,918

SHORT-TERM INVESTMENTS  (5.1%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $25,000,000   Falcon Asset Security Corp. effective yield 5.56%,
                   December 5, 1997.                                                          $   24,855,875
     25,000,000  Federal Home Loan Mortgage Corp. effective yield 5.46%,
                   December 17, 1997                                                              24,935,542
     25,000,000  Federal Home Loan Mortgage Corp. effective yield 5.41%,
                   December 10, 1997                                                              25,087,250
     30,000,000  Interest in $607,352,000 joint repurchase agreement dated November 28, 1997 with UBS Securities
                   due December 1, 1997 with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $30,014,250 for an effective yield of 5.70%                                    30,014,250
                                                                                              --------------
                 Total Short-Term Investments (cost $104,892,917)                             $  104,892,917
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,740,313,671) ***                                  $2,072,866,698
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $2,071,172,126.

*** The aggregate identified cost on a tax basis is $1,740,359,754, resulting in gross unrealized appreciation and depreciation of $401,872,623 and $69,365,679, respectively, or net unrealized appreciation of $332,506,944.

  + Non-income-producing security.

(R) Real Estate Investment Trust.

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

[SECTIONMARK] Affiliated companies (Note 5).

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,740,313,671) (Note 1)                                            $2,072,866,698
---------------------------------------------------------------------------------------------------
Cash                                                                                      4,402,412
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         2,098,695
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   16,773,515
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           13,308,632
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    2,318
---------------------------------------------------------------------------------------------------
Total assets                                                                          2,109,452,270

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         32,718,822
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                1,013,047
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,528,056
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  341,931
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                12,263
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3,514
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,294,230
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      368,281
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        38,280,144
---------------------------------------------------------------------------------------------------
Net assets                                                                           $2,071,172,126

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $1,684,161,495
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              3,957,293
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                     50,500,311
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              332,553,027
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $2,071,172,126

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($959,271,829 divided by 43,911,786 shares)                                                  $21.85
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $21.85)*                                      $23.18
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,030,805,475 divided by 47,793,006 shares)**                                              $21.57
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($81,094,822 divided by 3,749,755 shares)                                                    $21.63
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $21.63)*                                      $22.41
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30,1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,263)                                              $ 11,014,426
--------------------------------------------------------------------------------------------------
Interest                                                                                 3,127,854
--------------------------------------------------------------------------------------------------
Total investment income                                                                 14,142,280

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         4,460,651
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,477,358
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           14,175
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            11,838
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      945,399
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    3,951,596
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      214,021
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               1,709
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     91,457
--------------------------------------------------------------------------------------------------
Registration fees                                                                          235,576
--------------------------------------------------------------------------------------------------
Auditing                                                                                    19,567
--------------------------------------------------------------------------------------------------
Legal                                                                                        7,361
--------------------------------------------------------------------------------------------------
Postage                                                                                    118,722
--------------------------------------------------------------------------------------------------
Other                                                                                       47,904
--------------------------------------------------------------------------------------------------
Total expenses                                                                          11,597,334
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (363,906)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            11,233,428
--------------------------------------------------------------------------------------------------
Net investment income                                                                    2,908,852
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3) (including realized
loss of $929,237 on sales of investments in affiliated issuers)                         27,134,846
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                           167,075,605
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                194,210,451
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $197,119,303
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                        November 30             May 31
                                                                                              1997*               1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $    2,908,852     $    2,374,808
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                         27,134,846         33,732,900
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              167,075,605         99,347,566
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    197,119,303        135,455,274
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                                      --         (1,521,434)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --           (239,310)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                      --            (61,582)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                                      --        (16,388,552)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --        (15,162,496)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                      --           (720,914)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       770,471,575        672,969,276
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            967,590,878        774,330,262

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   1,103,581,248        329,250,986
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income of $3,957,293 and
$1,048,441, respectively)                                                            $2,071,172,126     $1,103,581,248
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended                                                      For the period
Per-share                               Nov. 30                                                        Aug. 5, 1994+
operating performance                (Unaudited)                     Year ended May 31                    to May 31
--------------------------------------------------------------------------------------------------------------------------
                                           1997             1997             1996             1995             1994
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $18.76           $16.33           $12.24           $10.74            $8.53
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .08(d)           .13(d)           .14              .06(e)           .07(d)(e)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                        3.01             3.48             4.37             1.59             2.27
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      3.09             3.61             4.51             1.65             2.34
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                            --             (.10)            (.13)            (.03)            (.04)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                               --            (1.08)            (.29)            (.10)            (.09)
--------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                          --               --               --             (.02)              --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                          --            (1.18)            (.42)            (.15)            (.13)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $21.85           $18.76           $16.33           $12.24           $10.74
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                 16.47*           22.91            37.57            15.61            27.58*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $959,272         $525,804         $173,321         $103,555           $3,062
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .53*            1.20             1.29             1.13(e)           .78*(e)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   .33*             .79             1.05             1.89(e)           .73*(e)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    16.69*           38.35            76.68            15.32           102.99*
--------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                            $.0461           $.0473
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect  the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior periods exclude these amounts. (Note 2)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation in effect during the period. As a result of these limitaitons, expenses of the fund for the period ended May 31, 1994 reflect a reduction of $0.11 per share. For the period ended May 31, 1995 the reduction was less that $0.01 per share for both class A and class B.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
-------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                     For the period
Per-share                                         Nov. 30                                       Nov. 2, 1995+
operating performance                          (Unaudited)              Year ended May 31          to May 31
-------------------------------------------------------------------------------------------------------------------
                                                     1997             1997             1996             1995
-------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $18.59           $16.24           $12.19           $11.08
-------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                                  --(d)            --(d)           .04              .06(e)
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  2.98             3.45             4.35             1.20
-------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.98             3.45             4.39             1.26
-------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --             (.02)            (.05)            (.03)
-------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --            (1.08)            (.29)            (.10)
-------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                                    --               --               --             (.02)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                    --            (1.10)            (.34)            (.15)
-------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $21.57           $18.59           $16.24           $12.19
-------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           16.03*           21.95            36.62            11.55*
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,030,799         $543,015         $153,905          $89,962
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .91*            1.95             2.05             1.12*(e)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            (.04)*            .03              .30              .65*(e)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              16.69*           38.35            76.68            15.32
-------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0461           $.0473
-------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect  the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior periods exclude these amounts. (Note 2)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation in effect during the period. As a result of these limitaitons, expenses of the fund for the period ended May 31, 1994 reflect a reduction of $0.11 per share. For the period ended May 31, 1995 the reduction was less that $0.01 per share for both class A and class B.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------------
                                                        Six months
                                                             ended                    For the period
Per-share                                                  Nov. 30       Year ended    Jan. 22, 1996+
operating performance                                   (Unaudited)          May 31        to May 31
-----------------------------------------------------------------------------------------------------------
                                                              1997             1997             1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                         $18.62           $16.29           $13.84
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income                                          .03(d)           .04(d)           .02(d)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                           2.98             3.46             2.43
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                                         3.01             3.50             2.45
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                                               --             (.09)              --
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                  --            (1.08)              --
-----------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                                             --               --               --
-----------------------------------------------------------------------------------------------------------
Total distributions                                             --            (1.17)              --
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                               $21.63           $18.62           $16.29
-----------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                    16.17*           22.28            17.70*
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                             $81,095          $34,763           $2,025
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                      .78*            1.70              .66*
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                      .08*             .23              .16*
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                       16.69*           38.35            76.68
-----------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                               $.0461           $.0473
-----------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect  the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior periods exclude these amounts. (Note 2)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation in effect during the period. As a result of these limitaitons, expenses of the fund for the period ended May 31, 1994 reflect a reduction of $0.11 per share. For the period ended May 31, 1995 the reduction was less that $0.01 per share for both class A and class B.




Notes to financial statements
November 30, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Capital Appreciation Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks that offer potential for capital appreciation. Current income is only an incidental consideration in selecting investments for the fund.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $17,091. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1997, fund expenses were reduced by $363,906 under expense offset arrangements with PFTC and brokerage arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the funds receive an annual Trustees fee of which $1,506 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended November 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,175,858 and $82,257 from the sale of class A and class M shares, respectively and $394,529 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended November 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received $7,775 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended November 30, 1997, purchases and sales of investment securities other than short-term investments aggregated $962,696,515 and $250,467,030, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                        November 30, 1997
------------------------------------------------------------
Class A                              Shares          Amount
------------------------------------------------------------
Shares sold                      23,083,056     $491,196,436
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                 23,083,056      491,196,436

Shares
repurchased                      (7,202,088)    (153,050,878)
------------------------------------------------------------
Net increase                     15,880,968     $338,145,558
------------------------------------------------------------

                                           Year ended
                                          May 31, 1997
------------------------------------------------------------
Class A                              Shares          Amount
------------------------------------------------------------
Shares sold                      23,315,457     $404,430,001
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,018,535       17,152,092
------------------------------------------------------------
                                 24,333,992      421,582,093

Shares
repurchased                      (6,913,708)    (119,517,927)
------------------------------------------------------------
Net increase                     17,420,284     $302,064,166
------------------------------------------------------------

                                        Six months ended
                                       November 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      25,130,227     $529,538,160
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                 25,130,227      529,538,160

Shares
repurchased                      (6,550,534)    (137,186,525)
------------------------------------------------------------
Net increase                     18,579,693     $392,351,635
------------------------------------------------------------

                                           Year ended
                                          May 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      24,600,044     $424,156,560
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       875,491       14,655,764
------------------------------------------------------------
                                 25,475,535      438,812,324

Shares
repurchased                      (5,740,119)     (98,010,754)
------------------------------------------------------------
Net increase                     19,735,416     $340,801,570
------------------------------------------------------------

                                         Six months ended
                                        November 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,072,202      $43,918,242
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                  2,072,202       43,918,242

Shares
repurchased                        (189,549)      (3,943,860)
------------------------------------------------------------
Net increase                      1,882,653      $39,974,382
------------------------------------------------------------

                                             Year ended
                                           May 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,002,905      $34,599,182
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        44,736          749,320
------------------------------------------------------------
                                  2,047,641       35,348,502

Shares
repurchased                        (304,855)      (5,244,962)
------------------------------------------------------------
Net increase                      1,742,786      $30,103,540
------------------------------------------------------------

Note 5
Transactions with Affiliated Issuers



Transactions during the six months with companies in which the fund owns at least 5% of the voting securities were as follows:

                                   Purchase          Sales    Dividend     Market
Affiliates                             cost           cost     Income       Value
----------------------------------------------------------------------------------
Name of affiliate
----------------------------------------------------------------------------------
Calpine Corp.                      $13,849,818   $        0      $0    $18,806,250
Community Care of America, Inc.      3,068,898    3,068,898       0              0
Complete Management, Inc.            1,677,755            0       0     12,651,625
Duckall-Alco Stores, Inc.              437,500       63,955       0      4,057,813
4Front Software International Inc.   1,453,700       51,175       0      2,941,988
Unidigital Inc.                        159,375           --       0      1,647,750
West Coast Entertainment Corp.         963,524           --       0      1,512,000
----------------------------------------------------------------------------------
  Totals                           $21,610,570   $3,184,028      $0    $41,617,426
----------------------------------------------------------------------------------




PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund *

International New Opportunities Fund

Investors Fund

New Opportunities Fund +

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund +

High Yield Total Return Fund

High Yield Trust +

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Overseas Growth Fund

+ Closed to new investors. Some exceptions may apply. Contact Putnam for details.

[DBL. DAGGERS] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Carol C. McMullen
Vice President

Gerald S. Zukowski
Vice President and Fund Manager

William H. Miller
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Captial Appreciation Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Putnam
Investments
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SA002 36869 433/948/2BN   1/98